Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Period-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.0176	7.296
Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2049	7.0553	6.5532